Cost of sales (Tables)	12 Months Ended
Dec. 31, 2024
Cost of sales
Schedule of cost of sales is costs that directly relate to production at the mine operating segments
	Year ended	Year ended
	December 31,	December 31,
	2024	2023 Revised (1)

Salaries and employee benefits	$32,097	$33,307
Raw materials and consumables	34,027	33,465
Utilities	4,439	4,181
Contract services - transportation costs	5,212	5,598
Other costs	7,063	5,461
Costs before intended use	1,949	188
Changes in inventories	(3,346)	(3,267)
Inventory write-downs	1,299	1,725
	$82,740	$80,658